Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Awards Nonvested, Beginning | shares
Weighted Average Grant Date Fair Value Nonvested, Beginning | $ / shares
Number of Awards, Granted | shares	2,143,737
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.48
Number of Awards, Vested - issued | shares	(200,000)
Weighted Average Grant Date Fair Value, Vested - issued | $ / shares	$ 0.43
Number of Awards, Vested - unissued | shares	(558,279)
Weighted Average Grant Date Fair Value, Vested - unissued | $ / shares	$ 0.46
Number of Awards, Cancelled | shares	(318,333)
Weighted Average Grant Date Fair Value, Cancelled | $ / shares	$ 0.43
Number of Awards Nonvested, Ending | shares	1,067,125
Weighted Average Grant Date Fair Value Nonvested, Ending | $ / shares	$ 0.43